Tangible assets	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2021 and 2020, tangible assets (rights of use are not included) were acquired for EUR 3,363 million and EUR 2,538 million, respectively.
Also, in the first six months of 2021 and 2020 tangible asset items were disposed of with a carrying amount of EUR 1,621 million and EUR 848 million respectively, giving rise to a net gain of EUR 52 million and EUR 27 million, respectively.
b)   Property, plant and equipment purchase commitments
At 30 June 2021 and 2020, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2021, Grupo Santander has tangible assets under lease for the amount of EUR 2,784 million (EUR 2,837 million at 31 December 2020).
d) Tangible asset impairment
In the first semester of 2021, EUR 125 million of tangible asset impairment was recognised in the tangible asset impairment line.